Income Taxes (Tables)	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
Schedule of Components of Company's Deferred Tax Assets and Liabilities

The components of the Company’s deferred tax assets and liabilities as of December 31, 2017 and 2016 were as follows:

	December 31,	December 31,
	2017	2016
	(U.S. $ in thousands)
Deferred tax assets
Tax losses carry forwards	$114,107	$139,914
Inventory related	2,584	12,124
Intangibles assets	23,143	38,379
Provision for employee related obligations	1,463	3,568
Stock-based compensation expense	4,887	6,040
Deferred revenue	2,036	3,211
Property, plant and equipment	924	1,140
Allowance for doubtful accounts	646	645
Foreign currency losses	421	587
Research and development credit carry forwards	11,288	9,998
Other items	1,383	1,560
Gross deferred tax assets	162,882	217,166
Valuation allowance	(152,062)	(201,376)
Total deferred tax assets	$10,820	$15,790

Deferred tax liabilities
Intangibles assets	$(13,658)	$(17,053)
Property, plant and equipment	(3,581)	(2,662)
Total deferred tax liabilities	$(17,239)	$(19,715)
Net deferred tax liabilities	$(6,419)	$(3,925)

Schedule of Deferred Tax Assets and Liabilities Classified in Consolidated Balance Sheets

The Company’s deferred tax assets and liabilities are classified in the consolidated balance sheets as follows:

	December 31,	December 31,
	2017	2016
	(U.S. $ in thousands)
Deferred tax assets (under "Other non-current assets")	$650	$2,027
Deferred tax liabilities	7,069	5,952
Net deferred tax liabilities	$(6,419)	$(3,925)

Schedule of loss before Income Taxes

Loss before income taxes for the years ended December 31, 2017, 2016 and 2015 was as follows:

	2017	2016	2015
	(U.S. $ in thousands)
Domestic	$(98)	$(11,783)	$(635,721)
Foreign	(29,378)	(74,576)	(748,110)
	$(29,476)	$(86,359)	$(1,383,831)

Schedule of Components of Income Taxes

The components of income taxes for the years ended December 31, 2017, 2016 and 2015 were as follows:

	2017	2016	2015
	(U.S. $ in thousands)
Current
Domestic	$10,574	$6,242	$4,564
Foreign	1,248	(5,310)	8,304
	11,822	932	12,868

Deferred
Domestic	(4,497)	(9,851)	(18,607)
Foreign	1,948	(527)	(4,581)
	(2,549)	(10,378)	(23,188)
Total income taxes	$9,273	$(9,446)	$(10,320)

Schedule of Reconciliation of Income Tax Rate

A reconciliation of the statutory income tax rate and the effective tax rate for the years ended December 31, 2017, 2016 and 2015 is set forth below:

	2017	2016	2015
Statutory tax rate	24.0%	25.0%	26.5%
Approved and Privileged enterprise benefits	15.7	7.0	(0.4)
Goodwill impairment	-	-	(15.3)

Revaluation of obligations in connection with acquisitions	-	-	0.2
US Tax Act enactment	(222.5)	-	-
Stock compensation expense	(5.3)	(2.4)	(0.4)
Tax contingencies	(30.8)	(4.7)	(0.3)
Non-deductible acquisition expenses	(0.6)	(0.2)	(0.1)
Earning taxed under foreign law	43.3	34.4	1.4
Valuation Allowance	144.4	(57.0)	(11.0)
Changes to the prior year’s tax assessment	(1.2)	7.9	-
Other	1.5	0.9	0.1
Effective income tax rate	(31.5)%	10.9%	0.7%

Schedule of Unrecognized Tax Benefits

A reconciliation of the beginning and ending balance of unrecognized tax benefits is as follows:

	2017	2016	2015
	(U.S. $ in thousands)
Balance at beginning of year	18,000	$13,930	$8,552
Additions for tax positions related to the current year	8,777	4,039	4,116
Foreign currency fluctuation	1,242	-	-
Adjustments for tax positions related to previous years	(687)	129	1,987
Reduction of reserve for statute expirations	(15)	(98)	(725)
Balance at end of year	$27,317	$18,000	$13,930